Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Schedule of property, plant and equipment, net
	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2022	$8	$16	$-	$24
Purchases during the year	58	9	3	70

Balance at December 31, 2022	66	25	3	94

Accumulated depreciation:

Balance at January 1, 2022	4	1	-	5
Depreciation during the year	10	2	-	12

Balance at December 31, 2022	14	3	-	17

Depreciated cost at December 31, 2022	$52	$22	$3	$77

	Computers and peripherals and equipment	Office furniture and equipment		Leasehold improvements	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2021	$5	$2		$9	$16
Purchases during the year	3	14		-	17
Disposals during the year	-	-		(9)	(9)

Balance at December 31, 2021	8	16		-	24

Accumulated depreciation:

Balance at January 1, 2021	2	(*	)	1	3
Depreciation during the year	2	1		-	3
Disposals during the year	-	-		(1)	(1)

Balance at December 31, 2021	4	1		-	5

Depreciated cost at December 31, 2021	$4	$15		$-	$19

(*)	less than 1 thousand